Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 1,731,099	$ 306,252	$ 14,152
Accounts receivable, net of allowance for doubtful accounts	583,364	864,415	56,766
Prepaid expenses and other current assets	94,904	98,503	14,883
Investments - available for sale marketable securities	9,017	44,766	33,917
Total current assets	2,418,384	1,313,936	119,718
Property and equipment, net of accumulated depreciation	2,212	2,790
Right of use asset - related party	177,331	214,020
Intangible assets, net	1,114,209	1,432,554
Goodwill	3,517,315	3,517,315
Software development			101,520
Total assets	7,229,451	6,480,615	221,238
Current liabilities:
Accounts payable	316,812	621,389	222,266
Accounts payable - related parties	932,514	825,791
Accrued expenses	387,839	2,276,444	100,265
Accrued compensation	405,950	276,213	248,398
Accrued interest	13,550	985	179,768
Liability on sale of future revenues, net of discount	208,044	404,101
Advances on receivables	68,156
Deferred payroll taxes	35,061
Other liabilities	14,493
Loans payable - current portion	27,335	25,934	105,028
Convertible notes payable	149,076		55,000
Convertible notes payable - related parties			200,000
Notes payable, net of unamortized discount of $0 and $3,056, respectively			151,944
Notes payable - related parties			150,000
Refundable deposit on preferred stock purchase	285,000	285,000
Warrant derivative liability	9,783,912	612,042
Lease liability - current portion - related party	73,378	73,378
Deferred revenue	86,689	145,474	59,468
Total current liabilities	12,787,809	5,546,751	1,472,137
Lease liability - long term portion - related party	103,953	140,642
Loans payable - long term portion	461,650	77,866	103,806
Total liabilities	13,353,412	5,765,259	1,575,943
Commitments and contingencies (Note 11)
Redeemable Preferred Stock of Subsidiary - Noncontrolling interest at redemption value (See Note 9 for liquidation value)			2,059,764
Stockholders' Equity (Deficit):
Preferred stock, value
Common stock, value	501	362
Additional paid-in capital	21,787,410	18,203,048	679,259
Accumulated deficit	(27,912,008)	(17,488,188)	(5,675,391)
Stockholders' equity attributable to Recruiter.com, Inc. common shareholders		715,356	(4,996,054)
Stockholders' equity attributable to the noncontrolling interest			1,581,585
Total stockholders’ (deficit) equity	(6,123,961)	715,356	(3,414,469)
Total liabilities and stockholders’ (deficit) equity	7,229,451	6,480,615	221,238
Preferred stock, Series D
Stockholders' Equity (Deficit):
Preferred stock, value	55	46
Preferred stock, Series E
Stockholders' Equity (Deficit):
Preferred stock, value	74	74	78
Preferred stock, Series F
Stockholders' Equity (Deficit):
Preferred stock, value	$ 7	$ 14